Summary of Significant Accounting Policies - Additional information (Details) $ in Millions		12 Months Ended
	May 26, 2020	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of operating segments | segment		1
Warranty period		1 year
Value of public warrants per warrant issued during IPO (as a percent)	33.00%
Deferred offering costs		$ 0.0	$ 3.7
Impairments of right-of-use assets		0.0
Impairment charges		0.0	1.4	$ 0.0
Advertising expense		$ 8.3	$ 4.7	$ 0.9
Term of stock options		10 years
Minimum
Vesting period of stock options		3 years
Maximum
Vesting period of stock options		4 years